Related Party Transactions - Balance Related to Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Expenses incurred:
Management fees to related parties	$ 0	$ 0	$ 61
Consultant fees to a related party	209	229	231
Expense reimbursement to a related party	30	68	167
Interest expense on cash advance received from controlling shareholder	370	426	455
Compensation paid to a related party	329	345	385
Accounts payable to related parties	66	231	142
Interest payable on cash advance received from controlling shareholder	$ 269	$ 448	$ 90